Common Shares (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of issued and outstanding
TransAlta is authorized to issue an unlimited number of voting common shares without nominal or par value.

As at Dec. 31	2023		2022
	Common shares (millions)	Amount	Common shares (millions)	Amount
Issued and outstanding, beginning of period	268.1	2,863	271.0	2,901
Purchased and cancelled under the NCIB	(7.5)	(80)	(4.3)	(46)
Share-based payment plans	0.8	6	0.9	5
Stock options exercised	0.7	5	0.5	3
Issued for acquisition of TransAlta Renewables(1) (Note 4)	46.5	510	—	—
Issued and outstanding, end of year, prior to ASPP	308.6	3,304	268.1	2,863
Provision for repurchase of common shares under ASPP	(1.7)	(19)	—	—
Issued and outstanding, end of year	306.9	3,285	268.1	2,863
(1)Net of $4 million of transaction costs.
The effects of the Company's purchase and cancellation of common shares during the period are as follows:

For the year ended Dec. 31	2023	2022
Total shares purchased(1)	7,537,500	4,342,300
Average purchase price per share	11.49	12.48
Total cost (millions)	87	54
Book value of shares cancelled	80	46
Amount recorded in deficit	(7)	(8)
(1)At Dec. 31, 2023, includes 181,800 (2022 - 164,300) shares that were repurchased but were not cancelled due to timing differences between the transaction date and settlement date. As a result, $2 million (2022 - $2 million) was paid subsequent to the year end.
All preferred shares issued and outstanding are non-voting cumulative redeemable fixed or floating rate first preferred shares.

As at Dec. 31	2023		2022
Series(1)	Number of shares (millions)	Amount	Number of shares (millions)	Amount
Series A	9.6	235	9.6	235
Series B	2.4	58	2.4	58
Series C	10.0	243	10.0	243
Series D	1.0	26	1.0	26
Series E	9.0	219	9.0	219
Series G	6.6	161	6.6	161
Issued and outstanding, end of period	38.6	942	38.6	942
(1)The Series I Preferred Shares are accounted for as long-term debt. Refer to Note 25.

Disclosure of earnings per share

Year ended Dec. 31	2023	2022	2021
Net earnings (loss) attributable to common shareholders	644	4	(576)
Basic and diluted weighted average number of common shares outstanding (millions)	276	271	271
Net earnings (loss) per share attributable to common shareholders, basic and diluted	2.33	0.01	(2.13)